Convertible Notes and Accrued Interest Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible Notes and Accrued Interest Payable

Note 6 Convertible Notes and Accrued Interest Payable

The Company has three notes payable that previous to April 2, 2020 were not convertible. On that date the three notes were amended to be convertible into common stock at the discretion of the Holder at $0.05 debt to 1 common share, provided that no such conversion shall result in the Holder holding in excess of 9.99% of the total issued and outstanding common stock of the Company at any time. Each note is unsecured and payable on demand.

	June 30, 2020	December 31, 2019

Note payable bearing interest at 8%	$25,000	$25,000
Accrued interest thereon	30,797	29,797
	55,797	54,797

Note payable bearing interest at 5%
(Debt is Canadian $30,000)	22,059	23,077
Accrued interest thereon	14,613	14,712
	36,673	37,789

Note payable bearing interest at 12%	25,000	25,000
Accrued interest thereon	18,186	16,690
	43,186	41,690

Interest accrued on the note bearing 8% interest was $1,000 for the six months ended June 30, 2020 (2019 - $1,000).

Interest accrued on the note bearing 5% interest was $540 for the six months ended June 30, 2020 (2019 - $568).

Interest accrued on the note bearing 12% interest was $1,496 for the six months ended June 30, 2020 (2019 - $1,496).

As at June 30, 2020, there are two convertible notes payable accruing interest at 10% per annum. Each note is unsecured and payable on the maturity date as noted below. The notes are convertible into common stock at the discretion of the Holder at 50% of the lowest closing bid price for the Company’s common stock during the 30 trading days immediately preceding the date of delivery by Holder to the Company of the Conversion Notice.

Note payable due June 23, 2021	12,500	-
Accrued interest there on	31	-
	12,531	-

Note payable Dec 26, 2020	5,000	-
Accrued interest thereon	7	-
	5,007	-

Total debt and interest payable	$153,194	$134,276

Note 4 Demand Notes and Accrued Interest Payable

The Company has three notes payable. Each note is unsecured and payable on demand.

	December 31, 2019	December 31, 2018

Note payable bearing interest at 8%	$25,000	$25,000
Accrued interest there on	29,797	27,797
	54,797	52,797

	December 31, 2019	December 31, 2018

Note payable bearing interest at 5%
(Debt is Canadian $30,000)	23,077	22,059
Accrued interest there on	14,712	12,960
	37,789	35,019

	December 31, 2019	December 31, 2018
Note payable bearing interest at 12%	25,000	25,000
Accrued interest there on	16,690	13,682
	41,690	38,682

Total debt and interest payable	$134,276	$126,498

Interest accrued on the note bearing 8% interest was $2,000 for the twelve months ended December 31, 2019 (2018 - $2,000).

Interest accrued on the note bearing 5% interest was $1,141 for the twelve months ended December 31, 2019 (2018 - $1,143).

Interest accrued on the note bearing 12% interest was $3,000 for the twelve months ended December 31, 2019 (2018 - $2,992).